Earning per unit and cash distributions (Tables)	6 Months Ended
Jun. 30, 2020
Earning per unit and cash distributions
Schedule of calculation of basic and diluted earnings per unit

	Three months ended		Six months ended
	June 30,		June 30,
(in thousands of U.S. dollars, except per unit numbers)	2020	2019	2020	2019
Net income	$19,681	$6,156	$25,155	$20,291
Adjustment for:
Preferred unitholders’ interest in net income	3,668	3,378	7,337	6,742
Limited partners’ interest in net income	16,013	2,778	17,818	13,549
Less: Dividends paid or to be paid (1)	(15,045)	(15,036)	(30,091)	(30,068)
Under (over) distributed earnings	968	(12,258)	(12,273)	(16,519)
Under (over) distributed earnings attributable to:
Common units public	524	(6,636)	(6,647)	(8,942)
Common units Höegh LNG	444	(774)	(5,626)	(1,044)
Subordinated units Höegh LNG (4)	—	(4,848)	—	(6,533)
	$968	$(12,258)	$(12,273)	$(16,519)
Basic weighted average units outstanding (in thousands)
Common units public	18,029	17,978	18,029	17,962
Common units Höegh LNG	15,257	2,101	15,257	2,101
Subordinated units Höegh LNG (4)	—	13,156	—	13,156

Diluted weighted average units outstanding (in thousands)
Common units public	18,039	17,996	18,039	17,976
Common units Höegh LNG	15,257	2,101	15,257	2,101
Subordinated units Höegh LNG (4)	—	13,156	—	13,156

Earnings per unit (2):
Common unit public (basic and diluted)	$0.47	$0.07	$0.51	$0.38
Common unit Höegh LNG (basic and diluted) (3)	$0.50	$0.10	$0.56	$0.44
Subordinated unit Höegh LNG (basic and diluted) (3) (4)	$—	$0.10	$—	$0.44
(1)	Includes all distributions paid or to be paid in relationship to the period, regardless of whether the declaration and payment dates were prior to the end of the period and is based the number of units outstanding at the period end.
(2)	Effective March 26, 2020, granted 8,100 phantom units to the CEO/CFO of the Partnership, one-third of such phantom units vest as of November 30, 2021, 2022 and 2023, respectively. Effective March 21, 2019, granted 10,917 phantom units to the CEO/CFO of the Partnership. One-third of such phantom units vest as of November 30, 2019, 2020 and 2021, respectively. Effective March 23, 2018, the Partnership granted 14,584 phantom units to the then-serving CEO/CFO of the Partnership. One-third of such phantom units vest as of November 30, 2019, 2020 and 2021, respectively. On September 14, 2018, the plan was amended to extend the terms and conditions of unvested units for the grants effective March 23, 2017 and June 3, 2016 of the then-serving CEO/CFO that resigned as CEO/CFO of the Partnership. The phantom units impact the diluted weighted average units outstanding. As a result of the resignation of the CEO/CFO of the Partnership in August 2020 (refer to note 19), a total of 15,378 of the unvested phantom units will terminate which will impact the diluted weighted average units outstanding for the third quarter of 2020.
(3)	Includes total amounts attributable to incentive distributions rights of $399 and $798 for the three and six months ended June 30, 2020, respectively. For the three and six months ended June 30, 2020, the full amount was attributable to common units owned by Höegh LNG. For the three and six months ended June 30, 2019, respectively, $55 and $110 were attributed to common units owned by Höegh LNG. Total amounts attributable to incentive distributions rights of $344 and $688 for the three and six months ended June 30, 2019, respectively, were attributed to subordinated units owned by Höegh LNG.
(4)	On August 16, 2019, all subordinated units converted into common units on a one-for-one basis.